[MFS LOGO]                                                   SEMIANNUAL REPORT
INVESTMENT MANAGEMENT                                        APRIL 30, 1997


MFS(RM) UTILITIES FUND




[GRAPHIC OMITTED]





LEARNING FINANCIAL BASICS THE EASY WAY (see page 26)

TABLE OF CONTENTS

Letter from the Chairman ................................................... 1
Portfolio Manager's Overview ............................................... 3
Portfolio Manager's Profile ................................................ 4
Fund Facts ................................................................. 4
Performance Summary ........................................................ 5
Portfolio Concentration .................................................... 7
Portfolio of Investments ................................................... 8
Financial Statements .......................................................13
Notes to Financial Statements ..............................................20
The ABCs of Investing ......................................................26
It's Easy to Contact Us ....................................................27
The MFS Family of Funds(R) .................................................28
Trustees and Officers ......................................................29

--------------------------------------------------------------------------------
   HIGHLIGHTS

    o FOR THE SIX MONTHS ENDED APRIL 30, 1997, CLASS A SHARES OF THE FUND PROVIDED A TOTAL RETURN AT NET ASSET VALUE OF 10.66%, CLASS B SHARES 10.15%, CLASS C SHARES 10.27%, AND CLASS I SHARES 10.69%.

    o THE FUND REMAINS OVERWEIGHTED IN NATURAL GAS PIPELINES BECAUSE THESE COMPANIES HISTORICALLY HAVE OFFERED STRONG EARNINGS GROWTH PER SHARE, AN ENVIRONMENTALLY FRIENDLY FUEL, GOOD RISK-MANAGEMENT AND MARKETING SKILLS, AND LESS REGULATORY RISK THAN OTHER UTILITY SEGMENTS.

    o IN THE DOMESTIC ELECTRIC UTILITY SECTOR, WE CONTINUE TO FOCUS ON COMPANIES WITH REASONABLE VALUATIONS THAT ARE LOW-COST PROVIDERS IN STRONG SERVICE TERRITORIES AND ON COMPANIES THAT ARE POSITIONING THEMSELVES TO BENEFIT FROM DEREGULATION.

    o THE FUND REMAINS UNDERWEIGHTED IN THE DOMESTIC TELECOMMUNICATIONS SECTOR DUE TO UNCERTAINTY OVER THE IMPACT OF COMPETITION.
--------------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

[Photo of A. Keith Brodkin]
    A. Keith Brodkin

Dear Shareholders:

After more than six years of expansion, the U.S. economy is experiencing another year of growth in 1997, although a few signs point to the possibility of a modest rise in inflation during the year. On the positive side, the pattern of moderate growth and inflation set over the past few years now seems fairly well entrenched in the economy and, short of a major international or domestic crisis, appears to have enough momentum to remain on track for some time. Also, gains in such important sectors as housing, automobiles, industrial production, and exports indicate a fair amount of underlying strength in the economy. Some of that strength was seen in the first quarter, when the U.S. economy grew at an annualized rate of 5.6% (based on preliminary estimates), a pace that would be inflationary in the unlikely event that it were to continue. The ongoing tightness in the labor market could also add some inflationary pressures to the economy. At the same time, there is some reason for caution as a result of the continuing high level of consumer debt and rising personal bankruptcies. Given these somewhat conflicting indicators, we expect real (inflation-adjusted) growth to revolve around 2% in 1997, with the strength of the first quarter moderating as we move through the balance of the year.

  We continue to urge U.S. equity investors to remain cautious for 1997. Just as the slowdown in corporate earnings growth and increases in interest rates in 1996 raised some near-term concerns, further interest-rate increases and the fear of an acceleration of inflation have created extreme volatility in the stock market in 1997. However, while the U.S. equity market enjoyed several years without a major correction, we would like to point out that such downturns are a natural part of the investment environment and, when they end, they often result in more attractive valuations for stocks.

  In the bond markets, conflicting signals over the strength of the economy have also created near-term volatility, and the Federal Reserve Board (the Fed) has begun taking measured steps to control inflation by raising short-term interest rates. Although we do not expect a repeat of the rapid growth in the first quarter, we would expect the Fed to raise interest rates at least one more time in reaction to the economic momentum that was built up during the period. While inflationary forces largely remained in check in 1996, the continued strength in the labor market suggests that a pickup in inflation is still possible. At the same time, the U.S. budget deficit continues to decline and, as a percentage of gross domestic product, is now approaching 1%, which we consider a positive development for the bond markets. Although interest rates may remain volatile over the coming months, we believe that, at current levels, fixed-income markets remain equitably valued.

  We appreciate your support and welcome any questions or comments you may have.

Respectfully,

/s/ A. Keith Brodkin
A. Keith Brodkin
Chairman and President

May 14, 1997

PORTFOLIO MANAGER'S OVERVIEW

[Photo of Maura Shaughnessy]
     Maura Shaughnessy


Dear Shareholders:

For the six months ended April 30, 1997, Class A shares of the Fund provided a total return of 10.66%, Class B shares 10.15%, Class C shares 10.27%, and Class I shares 10.69%. These returns, which include the reinvestment of distributions but exclude the effects of any sales charges, compare to a -3.45% return for the Standard & Poor's Utility Index (the Utility Index), an unmanaged, market-value-weighted, total return index of all utility stocks in the Standard & Poor's 500 Composite Index (the S&P 500). For the same period, the S&P 500, an unmanaged index of common stock total return performance, returned 14.71%.

  Although the Fund has outperformed the Utility Index as well as the Lipper Utility Fund Index (an unmanaged index representing the largest utility funds) as tracked by Lipper Analytical Services, Inc., an independent firm that reports mutual fund performance, which returned 4.63%, the Utility Index continues to lag the overall market primarily due to poor performance by electric utility and long-distance telephone stocks.

  The Fund remains overweighted in natural gas pipelines because these companies historically have offered: a) 10% to 15% earnings growth per share,
b) leverage to an environmentally friendly fuel, c) risk-management and marketing skills that the electric utilities need to acquire, and d) less regulatory risk than the other utility segments. Columbia Gas and KN Energy are two of the Fund's largest natural gas positions.

  The Fund is market weighted in the domestic electric utility sector. We continue to focus on companies with reasonable valuations that are low-cost providers in strong service territories and on companies that are positioning themselves to benefit from deregulation. Certain utilities such as Sierra Pacific Resources and CMS Energy trade at below-average valuations despite the potential for relatively robust earnings and dividend growth.

  Due to uncertainty over the impact of competition, the Fund remains underweighted in the domestic telecommunications sector. In addition, many of the large-capitalization companies need to build up their infrastructure, which could prove quite costly in the short term (AT&T is the best example). WorldCom, the nation's fourth-largest long-distance provider, is the Fund's largest telecommunications position because it offers what we regard as an aggressive management that is positioning the company correctly during this complex period.

  Twenty-one percent of the Fund's assets are in the international markets due to what we see as their generally higher growth rates, better regulatory environments and, in some cases, very good valuations, albeit with higher risks. PowerGen, a U.K. electric-generating company, is one of the cheapest utilities in the world based on growth relative to its earnings and cash-flow generation. At the same time, Telebras, the leading Brazilian phone company, enjoys an excellent combination of robust growth and restructuring potential.

Respectfully,

/s/ Maura Shaughnessy
Maura Shaughnessy
Portfolio Manager

  ---------------------------------------------------------------------------
   PORTFOLIO MANAGER'S PROFILE

   MAURA SHAUGHNESSY JOINED MFS IN 1991 AS AN EQUITY ANALYST. A GRADUATE OF COLBY COLLEGE AND THE AMOS TUCK SCHOOL OF BUSINESS AT DARTMOUTH COLLEGE, SHE WAS PROMOTED TO ASSISTANT VICE PRESIDENT IN 1992 AND VICE PRESIDENT
   IN 1993. SHE HAS MANAGED MFS(R) UTILITIES FUND SINCE 1992. MS. SHAUGHNESSY IS A CHARTERED FINANCIAL ANALYST (C.F.A.).
  ---------------------------------------------------------------------------


  ---------------------------------------------------------------------------
   FUND FACTS

   STRATEGY:              THE FUND'S INVESTMENT OBJECTIVE IS TO SEEK CAPITAL
                          GROWTH AND CURRENT INCOME (INCOME ABOVE THAT AVAILABLE
                          FROM A PORTFOLIO INVESTED ENTIRELY IN EQUITY
                          SECURITIES).
   COMMENCEMENT OF
   INVESTMENT OPERATIONS: CLASS A:  FEBRUARY 14, 1992
                          CLASS B:  SEPTEMBER 7, 1993
                          CLASS C:  JANUARY 3, 1994
                          CLASS I:   JANUARY 2, 1997

   SIZE:                  $145.6 MILLION NET ASSETS AS OF APRIL 30, 1997
  ---------------------------------------------------------------------------

PERFORMANCE SUMMARY

Because mutual funds like MFS Utilities Fund are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for Class A, Class B, Class C, and Class I shares for the applicable time periods.

AVERAGE ANNUAL AND CUMULATIVE TOTAL RATES OF RETURN
AS OF APRIL 30, 1997

CLASS A INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                                                                                                          Life of
                                                     6 Months           1 Year          5 Years             Fund*
------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return                               +10.66%          +19.76%         +107.15%         +106.78%
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return                              --            +19.76%         + 15.68%         + 14.96%
------------------------------------------------------------------------------------------------------------------------
SEC Results                                              --            +14.05%         + 14.56%         + 13.91%
------------------------------------------------------------------------------------------------------------------------

CLASS B INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                                                                                                         Life of
                                                     6 Months           1 Year          5 Years             Fund*
------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return                               +10.15%          +18.73%         +100.00%          +99.69%
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return                              --            +18.73%         + 14.87%          +14.19%
------------------------------------------------------------------------------------------------------------------------
SEC Results                                              --            +14.73%         + 14.64%          +14.08%
------------------------------------------------------------------------------------------------------------------------

CLASS C INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                                                                                                         Life of
                                                     6 Months           1 Year          5 Years             Fund*
------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return                               +10.27%          +18.77%         +100.52%         +100.21%
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return                              --            +18.77%         + 14.93%         + 14.25%
------------------------------------------------------------------------------------------------------------------------
SEC Results                                              --            +17.77%         + 14.93%         + 14.25%
------------------------------------------------------------------------------------------------------------------------

CLASS I INVESTMENT RESULTS
(net asset value change including reinvested distributions)

                                                                                                         Life of
                                                     6 Months           1 Year          5 Years             Fund*
------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return                               +10.69%          +19.79%         +107.24%         +106.85%
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return                              --            +19.79%         + 15.69%         + 14.97%
------------------------------------------------------------------------------------------------------------------------
SEC Results                                              --            +19.79%         + 15.69%         + 14.97%
------------------------------------------------------------------------------------------------------------------------

*For the period from the commencement of the Fund's investment operations, February 14, 1992, through April 30, 1997.

All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

Class A SEC results include the maximum 4.75% sales charge. Class B SEC results reflect the applicable contingent deferred sales charge (CDSC), which declines over six years as follows: 4%, 4%, 3%, 3%, 2%, 1%, 0%. Class C shares have no initial sales charge but, along with Class B shares, have higher annual fees and expenses than Class A shares. Class C share purchases are subject to a 1% CDSC if redeemed within 12 months of purchase. Class I shares, which became available on January 2, 1997, have no sales charge or Rule 12b-1 fees and are only available to certain institutional investors.

Class B and Class C share SEC results include the performance and operating expenses (e.g., Rule 12b-1 fees) of the Fund's Class A shares for periods prior to the commencement of offering of Class B and Class C shares. Because operating expenses attributable to Class B and Class C shares are higher than those of Class A shares, Class B and Class C share performance generally would have been lower than Class A share performance. The Class A share SEC performance included in the Class B and Class C share SEC performance has been adjusted to reflect the CDSC generally applicable to Class B and Class C shares rather than the sales charge generally applicable to Class A shares.

Class I share results include the performance and operating expenses (e.g., Rule 12b-1 fees) of Class A shares for periods prior to the commencement of offering of Class I shares. Because operating expenses attributable to Class A shares are greater than those of Class I shares, Class I share performance would have been higher than Class A share performance. The Class A share performance included in the Class I share performance has been adjusted to reflect the fact that Class I shares have no initial sales charge.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Current subsidies and waivers may be discontinued at any time.

PORTFOLIO CONCENTRATION AS OF APRIL 30, 1997
TOP 10 EQUITY HOLDINGS

COLUMBIA GAS SYSTEMS, INC.                           PUBLIC SERVICE COMPANY OF NEW MEXICO
Natural gas production and pipeline company          New Mexico utility company

WORLDCOM, INC.                                       SIERRA PACIFIC RESOURCES
Long-distance telephone provider                     Western U.S. gas utility

POWERGEN PLC                                         GTE CORP.
British electric utility                             Telecommunications company

SBC COMMUNICATIONS, INC.                             TELECOMUNICACOES BRASILEIRAS S.A., ADR
Integrated telecommunications company                Brazilian telecommunications company

PORTLAND GENERAL CORP.                               KN ENERGY, INC.
Oregon electric utility                              Natural gas services company

LARGEST SECTORS

Utilities & Communications               79.7%
Financial Services                       14.5%
Energy                                    3.9%
Technology                                0.5%
Miscellaneous                             1.2%

For a more complete breakdown, refer to the Portfolio of Investments.

PORTFOLIO OF INVESTMENTS (UNAUDITED) - April 30, 1997

Stocks - 80.4%
---------------------------------------------------------------------------------------------------------
Issuer                                                                  Shares             Value
---------------------------------------------------------------------------------------------------------
U.S. Stocks - 61.3%
  Cellular Telephones - 0.7%
    AirTouch Communications, Inc.*                                      41,800      $  1,065,900
---------------------------------------------------------------------------------------------------------
  Oils - 1.7%
    Enron Oil & Gas Co.                                                 63,000      $  1,173,375
    Union Pacific Resources Group, Inc.                                 50,000         1,356,250
                                                                                    ------------
                                                                                    $  2,529,625
---------------------------------------------------------------------------------------------------------
  Real Estate Investment Trusts - 11.9%
    American General Hospitality Corp.                                  29,100      $    716,588
    Beacon Properties Corp.                                             44,100         1,361,587
    Boykin Lodging Co.                                                  42,200           907,300
    Brandywine RealtyTrust                                              58,800         1,109,850
    Carramerica Realty Corp.                                            54,600         1,521,975
    Cornerstone Properties, Inc.*                                       40,700           595,238
    First Industrial Realty Trust, Inc.                                 30,000           885,000
    Hospitality Properties Trust                                        43,000         1,327,625
    Innkeepers USA Trust                                                88,000         1,232,000
    Liberty Property Trust                                              34,100           822,662
    Mid-America Apartment Communities, Inc.                             18,100           468,338
    National Health Investors, Inc.                                     24,200           901,450
    Oasis Residential, Inc.                                             40,000           890,000
    Shurgard Storage Centers, Inc.                                      10,000           262,500
    Sovran Self Storage, Inc.                                           25,000           706,250
    Storage Trust Realty                                                59,400         1,425,600
    TriNet Corporate Realty Trust, Inc.                                 40,500         1,351,687
    Winston Hotels, Inc.                                                69,600           887,400
                                                                                    ------------
                                                                                    $ 17,373,050
---------------------------------------------------------------------------------------------------------
  Telecommunications - 7.1%
    Brooks Fiber Properties, Inc.*                                      65,500      $  1,424,625
    Cellular Communications International, Inc.*                        45,000         1,125,000
    Cincinnati Bell, Inc.                                                5,000           280,000
    LCI International, Inc.*                                            95,000         1,579,375
    Teleport Communications Group, Inc., "A"*                           33,000           940,500
    US West Communications Group                                        42,000         1,475,250
    WorldCom, Inc.*                                                    145,420         3,490,080
                                                                                    ------------
                                                                                    $ 10,314,830
---------------------------------------------------------------------------------------------------------
  Utilities - Electric - 15.3%
    CMS Energy Corp.                                                    76,000      $  2,413,000
    Dominion Resources, Inc.                                            24,600           845,625
    Edison International                                                92,000         1,932,000
    FPL Group, Inc.                                                     20,000           892,500
    GPU, Inc.                                                           75,000         2,418,750
    Illinova Corp.                                                      49,900         1,122,750
    Long Island Lighting Co.                                            51,000         1,166,625
    Pinnacle West Capital Corp.                                         62,900         1,792,650
    Portland General Corp.                                              88,800         3,241,200
    Public Service Company of Colorado                                  38,200         1,480,250
    Public Service Company of New Mexico                               184,000         3,059,000
    Texas Utilities Co.                                                 30,000         1,012,500
    Western Gas Resources, Inc.                                         55,200           848,700
                                                                                    ------------
                                                                                    $ 22,225,550
---------------------------------------------------------------------------------------------------------
  Utilities - Gas - 18.1%
    Brooklyn Union Gas Co.                                              41,000      $  1,122,375
    Coastal Corp.                                                       23,000         1,092,500
    Columbia Gas Systems, Inc.                                          79,400         4,912,875
    Eastern Enterprises                                                 12,000           406,500
    Energen Corp.                                                       79,500         2,514,187
    KN Energy, Inc.                                                     72,700         2,708,075
    National Fuel Gas Co.                                               31,500         1,311,188
    NGC, Corp.                                                          80,000         1,410,000
    PanEnergy Corp.                                                     48,300         2,137,275
    Sierra Pacific Resources                                           106,900         3,033,287
    Sonat, Inc.                                                         39,000         2,227,875
    Southwestern Energy Co.                                             20,000           252,500
    Tejas Gas Corp.*                                                    50,000         2,075,000
    Utilicorp United, Inc.                                              42,300         1,099,800
                                                                                    ------------
                                                                                    $ 26,303,437
---------------------------------------------------------------------------------------------------------
  Utilities - Telephone - 6.5%
    GTE Corp.                                                           62,650      $  2,874,069
    ICG Communications, Inc.                                            65,000           682,500
    MCI Communications Corp.                                            18,400           701,500
    NYNEX Corp.                                                         35,000         1,811,250
    SBC Communications, Inc.                                            59,532         3,304,026
                                                                                    ------------
                                                                                    $  9,373,345
---------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                   $ 89,185,737
---------------------------------------------------------------------------------------------------------
Foreign Stocks - 19.1%
  Argentina - 1.7%
    Central Costanera, ADR (Utilities - Electric)##                     31,200      $  1,111,500
    Telefonica de Argentina, S.A., "B" ADR
      (Utilities - Telephone)                                           40,000         1,330,000
                                                                                    ------------
                                                                                    $  2,441,500
---------------------------------------------------------------------------------------------------------
  Brazil - 5.4%
    Cia Eletricidade da Bahia (Utilities - Electric)*                   27,200      $  2,161,979
    Cia Parana Energia, Preferred (Utilities - Electric)               136,200         2,120,318
    Light Servicos de Eletricidade S.A., (Utilities -
      Electric)                                                          1,900           789,954
    Telecomunicacoes Brasileiras S.A., ADR
      (Utilities - Telephone)                                           24,200         2,758,800
                                                                                    ------------
                                                                                    $  7,831,051
---------------------------------------------------------------------------------------------------------
  Canada - 0.7%
    BCE, Inc. (Telecommunications)                                      21,000      $    979,125
---------------------------------------------------------------------------------------------------------
  Chile - 1.6%
    Chilectra S.A., ADR (Utilities - Electric)                          26,200      $  1,611,300
    Empresa Nacional de Electricidad, ADR (Utilities -
      Electric)                                                         35,000           673,750
                                                                                    ------------
                                                                                    $  2,285,050
---------------------------------------------------------------------------------------------------------
  Hong Kong - 0.4%
    Asia Satellite Telecommunications Holdings Ltd.
      (Telecommunications)                                             233,000      $    591,065
---------------------------------------------------------------------------------------------------------
  Italy - 1.6%
    Stet Societa Finanziaria Telefonica S.p.A.
      (Utilities - Telephone)                                          139,000      $    657,822
    Telecom Italia S.p.A. (Telecommunications)                         100,000           215,727
    Telecom Italia S.p.A., Saving Shares
      (Telecommunications)                                             810,000         1,498,772
                                                                                    ------------
                                                                                    $  2,372,321
---------------------------------------------------------------------------------------------------------
  Peru - 1.3%
    CPT Telefonica del Peru S.A., "B" (Utilities -
      Telephone)                                                       264,700      $    637,903
    Telefonica del Peru S.A., ADR, "B" (Utilities -
      Telephone)                                                        50,800         1,219,200
                                                                                    ------------
                                                                                    $  1,857,103
---------------------------------------------------------------------------------------------------------
  Portugal - 0.8%
    Portugal Telecom S.A. (Utilities - Telephone)                       24,600      $    908,186
    Portugal Telecom S.A., ADR (Utilities - Telephone)                   9,500           351,500
                                                                                    ------------
                                                                                    $  1,259,686
---------------------------------------------------------------------------------------------------------
  South Korea
    Korea Mobile Telecommunications (Utilities -
      Telephone)                                                            15      $     11,528
---------------------------------------------------------------------------------------------------------
  Spain - 0.8%
    Iberdrola S.A. (Utilities - Electric)                              100,000      $  1,130,757
---------------------------------------------------------------------------------------------------------
  United Kingdom - 4.8%
    Cable & Wireless PLC (Telecommunications)                           30,000      $    693,750
    National Grid Group (Utilities - Electric)                         450,000         1,621,377
    National Power (Utilities - Electric)                              158,600         1,369,409
    PowerGen PLC (Utilities - Electric)*                               323,050         3,387,043
                                                                                    ------------
                                                                                    $  7,071,579
---------------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                $ 27,830,765
---------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $106,894,668)                                        $117,016,502
---------------------------------------------------------------------------------------------------------


Bonds - 16.2%
---------------------------------------------------------------------------------------------------------
                                                              Principal Amount
Issuer                                                          (000 Omitted)             Value
---------------------------------------------------------------------------------------------------------
U.S. Bonds - 15.0%
  Airlines - 0.4%
    Delta Air Lines, Inc., 8.5s, 2002                                 $    500      $    523,655
---------------------------------------------------------------------------------------------------------
  Forest and Paper Products - 0.3%
    Boise Cascade Co., 7.43s, 2005                                    $    450      $    438,188
---------------------------------------------------------------------------------------------------------
  Oil Services - 0.3%
    Transcontinental Gas Pipe Line, 7.25s, 2026                       $    405      $    387,281
---------------------------------------------------------------------------------------------------------
  Oils - 0.7%
    Husky Oil Ltd., 7.125s, 2006                                      $  1,000      $    974,850
---------------------------------------------------------------------------------------------------------
  Telecommunications - 0.1%
    Rogers Cablesystems, Inc., 10.125s, 2012                          $    200      $    204,500
---------------------------------------------------------------------------------------------------------
  U.S. Government Guaranteed - 6.2%
   Government National Mortgage Association - 2.0%
    GNMA, 8s, 2017 - 2025                                             $    786      $    805,303
    GNMA, 8.5s, 2026 - 2026                                              1,955         2,017,790
                                                                                    ------------
                                                                                    $  2,823,093
---------------------------------------------------------------------------------------------------------
   U.S. Treasury Obligations - 4.2%
    U.S. Treasury Notes, 9.25s, 1998                                  $    500      $    519,220
    U.S. Treasury Notes, 9.125s, 1999                                    1,000         1,053,280
    U.S. Treasury Bonds, 10.75s, 2005                                    3,200         4,001,504
    U.S. Treasury Bonds, 9.875s, 2015                                      450           582,327
                                                                                    ------------
                                                                                    $  6,156,331
---------------------------------------------------------------------------------------------------------
Total U.S. Government Guaranteed                                                    $  8,979,424
---------------------------------------------------------------------------------------------------------
  Utilities - Electric - 2.9%
    Arkansas Power & Light Co., 8.75s, 2026                           $    500      $    493,550
    Cleveland Electric Illuminating Co., 9.375s, 2017                      220           226,004
    Long Island Lighting Co., 9s, 2022                                     500           541,835
    Long Island Lighting Co., 8.2s, 2023                                   500           503,060
    Louisiana Power & Light Co., 8.75s, 2026                               250           249,945
    Midland Cogeneration Venture Corp., 10.33s, 2002                       444           475,431
    Montana Power Co., 7.875s, 2026                                        500           485,000
    System Energy Resources, 7.38s, 2000                                   500           493,185
    Texas & New Mexico Power Co., 12.5s, 1999                              300           322,749
    Utilicorp United, Inc., 8.45s, 1999                                    500           517,440
                                                                                    ------------
                                                                                    $  4,308,199
---------------------------------------------------------------------------------------------------------
  Utilities - Gas - 3.8%
    Coastal Corp., 7.42s, 2037                                        $  1,500      $  1,426,455
    Louis Dreyfus Natural Gas Corp., 9.25s, 2004                           500           529,020
    Oryx Energy Co., 10s, 2001                                             500           543,765
    Tennessee Gas Pipeline Co., 7.625s, 2037                             1,000           969,900
    Tosco Corp., 7.625s, 2006                                            2,000         2,025,440
                                                                                    ------------
                                                                                    $  5,494,580
---------------------------------------------------------------------------------------------------------
  Other - 0.3%
    Paramount Communications, Inc., 7.5s, 2002                        $    500      $    497,115
---------------------------------------------------------------------------------------------------------
Total U.S. Bonds                                                                    $ 21,807,792
---------------------------------------------------------------------------------------------------------
Foreign Bonds - 1.2%
  Argentina - 0.1%
    Hidroelectrica Alicura, 8.375s, 1999 (Utilities -
      Electric)##                                                     $    150      $    149,812
---------------------------------------------------------------------------------------------------------
  Chile - 1.1%
    Empresa Electrica Del Norts, 7.75s, 2006
      (Utilities - Electric)##                                        $    600      $    578,250
    Empresa Electric Guacolda S.A., 7.6s, 2001
      (Utilities - Electric)##                                             500           503,310
    Enersis S.A., 6.9s, 2006 (Utilities - Electric)                        500           474,555
                                                                                    ------------
                                                                                    $  1,556,115
---------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                 $  1,705,927
---------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $23,783,512)                                          $ 23,513,719
---------------------------------------------------------------------------------------------------------
Convertible Bond - 0.9%
---------------------------------------------------------------------------------------------------------
Financial Institutions - 0.9%
  ADT Operations, Inc., 0s, 2010
    (Identified Cost, $1,117,953)                                     $  1,720      $  1,345,900
---------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks - 0.9%
---------------------------------------------------------------------------------------------------------
U.S. - 0.4%
  Aes Trust I, (Utilities - Electric)*                                $     12      $    671,888
---------------------------------------------------------------------------------------------------------
Argentina - 0.5%
  Compania Inversiones Telephone, 7%*
    (Utilities - Telephone)##                                         $     11           697,600
---------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $1,176,475)                    $  1,369,488
---------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $132,972,608)                                   $143,245,609


Other Assets, Less Liabilities - 1.6%                                                  2,338,918
---------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                 $145,584,527
---------------------------------------------------------------------------------------------------------

 *Non-income producing security.
##SEC Rule 144A restriction.

See notes to financial statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities (Unaudited)

------------------------------------------------------------------------------------------
April 30, 1997
------------------------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $132,972,608)                       $143,245,609
  Cash                                                                           1,383,740
  Receivable for Fund shares sold                                                  775,175
  Receivable for investments sold                                                1,818,049
  Interest and dividends receivable                                                945,305
  Deferred organization expenses                                                     8,492
  Other assets                                                                       5,031
                                                                              ------------
      Total assets                                                            $148,181,401
                                                                              ------------
Liabilities:
  Distributions payable                                                          $  82,365
  Payable for Fund shares reacquired                                               118,251
  Payable for investments purchased                                              2,246,617
  Payable to affiliates -
    Management fee                                                                   1,980
    Administrative fee                                                                  59
    Shareholder servicing agent fee                                                    440
    Distribution and service fee                                                    36,489
  Accrued expenses and other liabilities                                           110,673
                                                                              ------------
      Total liabilities                                                       $  2,596,874
                                                                              ------------
Net assets                                                                    $145,584,527
                                                                              ============

Net assets consist of:
  Paid-in capital                                                             $125,326,355
  Unrealized appreciation on investments and translation of assets and
    liabilities in foreign currencies                                           10,272,281
  Accumulated undistributed net realized gain on investments and foreign
    currency transactions                                                       10,090,536
  Accumulated distributions in excess of net investment income                    (104,645)
                                                                              ------------
      Total                                                                   $145,584,527
                                                                              ============
Shares of beneficial interest outstanding                                       16,079,779
                                                                                ==========

Class A shares:
  Net asset value per share
    (net assets of $68,499,820 / 7,556,054 shares of beneficial interest
    outstanding)                                                               $9.07
                                                                               =====
  Offering price per share (100 / 95.25 of net value per share)                $9.52
                                                                               =====

Class B shares:
  Net asset value and offering price per share
    (net assets of $64,073,994 / 7,086,542 shares of beneficial interest
    outstanding)                                                               $9.04
                                                                               =====

Class C shares:
  Net asset value and offering price per share
    (net assets of $12,353,329 / 1,364,705 shares of beneficial interest
    outstanding)                                                               $9.05
                                                                               =====

Class I shares:
  Net asset value and offering price per share
    (net assets of $657,384 / 72,478 shares of beneficial interest
    outstanding)                                                               $9.07
                                                                               =====

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class
B, and Class C shares.

See notes to financial statements


Statement of Operations (Unaudited)
-------------------------------------------------------------------------------
Six Months Ended April 30, 1997
-------------------------------------------------------------------------------
Net investment income:
  Income -
    Dividends                                                     $  2,051,332
    Interest                                                         1,080,965
    Foreign taxes withheld                                             (54,631)
                                                                  ------------
      Total investment income                                     $  3,077,666
                                                                  ------------
  Expenses -
    Management fee                                                  $  439,703
    Administrative fee                                                   3,601
    Trustees' compensation                                              21,598
    Shareholder servicing agent fee (Common)                            59,456
    Shareholder servicing agent fee (Class A)                           15,832
    Shareholder servicing agent fee (Class B)                           19,552
    Shareholder servicing agent fee (Class C)                            2,315
    Distribution and service fee (Class A)                              80,942
    Distribution and service fee (Class B)                             292,290
    Distribution and service fee (Class C)                              51,577
    Printing                                                            36,707
    Custodian fee                                                       28,915
    Auditing fees                                                       22,677
    Postage                                                             19,141
    Amortization of organization expenses                                1,902
    Legal fees                                                           1,192
    Miscellaneous                                                       79,277
                                                                  ------------
      Total expenses                                              $  1,176,677
    Reduction of expenses by investment adviser                       (173,270)
                                                                  ------------
      Net expenses                                                $  1,003,407
                                                                  ------------
        Net investment income                                     $  2,074,259
                                                                  ------------
Realized and unrealized gain (loss) on investments:
  Realized gain (loss) (identified cost basis) -
    Investment transactions                                        $10,413,549
    Foreign currency transactions                                      (11,510)
                                                                   -----------
      Net realized gain on investments and foreign
        currency transactions                                      $10,402,039
                                                                   -----------
  Change in unrealized appreciation -
    Investments                                                    $   115,890
    Translation of assets and liabilities in foreign currencies         (1,378)
                                                                   -----------
      Net unrealized gain on investments and foreign
        currency translation                                       $   114,512
                                                                   -----------
        Net realized and unrealized gain on investments
          and foreign currency                                     $10,516,551
                                                                   -----------
          Increase in net assets from operations                   $12,590,810
                                                                   ===========
See notes to financial statements

Statement of Changes in Net Assets

---------------------------------------------------------------------------------------------------
                                                         Six Months Ended
                                                           April 30, 1997             Year Ended
                                                              (Unaudited)       October 31, 1996
-------------------------------------------------------------------------------------------------
Increase in net assets:
From operations -
  Net investment income                                      $  2,074,259           $  4,111,581
  Net realized gain on investments and foreign
    currency transactions                                      10,402,039             10,538,725
  Net unrealized gain on investments and foreign
    currency translation                                          114,512              2,216,109
                                                             ------------           ------------
    Increase in net assets from operations                   $ 12,590,810           $ 16,866,415
                                                             ------------           ------------

Distributions declared to shareholders -
  From net investment income (Class A)                       $ (1,409,928)          $ (2,063,623)
  From net investment income (Class B)                         (1,011,863)            (1,256,601)
  From net investment income (Class C)                           (181,894)              (199,785)
  From net investment income (Class I)                            (11,245)                --
  From net realized gain on investments and foreign
    currency transactions (Class A)                            (5,350,416)            (1,254,112)
  From net realized gain on investments and foreign
    currency transactions (Class B)                            (4,454,053)              (921,552)
  From net realized gain on investments and foreign
    currency transactions (Class C)                              (782,366)              (134,537)
  From net realized gain on investments and foreign
    currency transactions (Class I)                                --                     --
                                                             ------------           ------------
      Total distributions declared to shareholders           $(13,201,765)          $ (5,830,210)
                                                             ------------           ------------

Fund share (principal) transactions -
  Net proceeds from sale of shares                           $ 39,247,691           $ 63,557,253
  Net asset value of shares issued to shareholders
    in reinvestment of distributions                           10,917,034              4,859,274
  Cost of shares reacquired                                   (22,421,796)           (51,656,344)
                                                             ------------           ------------
    Increase in net assets from Fund share
      transactions                                           $ 27,742,929           $ 16,760,183
                                                             ------------           ------------
      Total increase in net assets                           $ 27,131,974           $ 27,796,388

Net assets:

  At beginning of period                                      118,452,553             90,656,165
                                                             ------------           ------------

 At end of period (including accumulated undistributed
 (distributions in excess of net investment income) and
 accumulated undistributed net investment income of
 ($104,645) and $436,026, respectively)                      $145,584,527           $118,452,553
                                                             ============           ============

See notes to financial statements

Financial Highlights

------------------------------------------------------------------------------------------------------------------------------------

                                   Six Months Ended                              Year Ended October 31,
                                    April 30, 1997       ---------------------------------------------------------------------
                                      (Unaudited)             1996           1995           1994           1993          1992*
------------------------------------------------------------------------------------------------------------------------------------
                                            Class A
------------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period        $ 9.12          $ 8.20         $ 7.00         $ 7.86         $ 6.68         $ 6.33
                                             ------          ------         ------         ------         ------         ------
Income from investment operations# -
  Net investment income(S)                   $ 0.16          $ 0.38         $ 0.31         $ 0.33         $ 0.40         $ 0.17
  Net realized and unrealized gain
    (loss) on investments and foreign
    currency transactions                      0.77            1.07           1.22          (0.63)          1.19           0.30
                                             ------          ------         ------         ------         ------         ------
      Total from investment operations       $ 0.93          $ 1.45         $ 1.53         $(0.30)        $ 1.59         $ 0.47
                                             ------          ------         ------         ------         ------         ------

Less distributions declared to shareholders -
  From net investment income                 $(0.68)         $(0.32)        $(0.33)        $(0.35)        $(0.38)        $(0.12)
  From net realized gain on investments
    and foreign currency transactions         (0.30)          (0.21)        --              (0.21)         (0.03)        --
                                             ------          ------         ------         ------         ------         ------

      Total distributions declared to
        shareholders                         $(0.98)         $(0.53)        $(0.33)        $(0.56)        $(0.41)        $(0.12)
                                             ------          ------         ------         ------         ------         ------
Net asset value - end of period              $ 9.07          $ 9.12         $ 8.20         $ 7.00         $ 7.86         $ 6.68
                                             ======          ======         ======         ======         ======         ======
Total return(+)                              10.66%++        18.41%         22.48%        (3.89)%         24.39%         11.02%+
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                  1.10%+          1.08%          0.83%          0.65%          0.65%          0.65%+
  Net investment income                       3.51%+          4.37%          4.30%          4.58%          4.57%          5.44%+
Portfolio turnover                              77%            137%           152%           115%           119%            63%
Average commission rate###
                                            $0.0419         $0.0422       $  --           $  --          $  --          $  --
Net assets at end of period (000
  omitted)                                  $68,500         $60,345        $52,474        $42,027        $43,423        $12,859

  *For the period from the commencement of investment operations,
   February 14, 1992, to October 31, 1992.
  +Annualized.
 ++Not annualized.
   #Per share data for the periods subsequent to October 31, 1993, is based on average shares outstanding.
   #For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
 ###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
 (+)Total returns for Class A shares do not include the applicable sales charge.
    If the charge had been included, the results would have been lower.
 (S)The investment adviser voluntarily waived a portion of its management fee. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

    Net investment income                    $ 0.15          $ 0.34         $ 0.28         $ 0.28         $ 0.31         $ 0.13
    Ratios (to average net assets):
      Expenses##                              1.36%+          1.42%          1.23%          1.41%          1.68%          2.63%+
      Net investment income                   3.25%+          4.03%          3.90%          3.82%          4.20%          3.46%+

See notes to financial statements

FINANCIAL STATEMENTS - continued

Financial Highlights - continued

------------------------------------------------------------------------------------------------------------------------------
                                              Six Months Ended                         Year Ended October 31,
                                                April 30, 1997        -------------------------------------------------------
                                                   (Unaudited)              1996           1995           1994         1993**
------------------------------------------------------------------------------------------------------------------------------
                                                       Class B
------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                   $ 9.10            $ 8.18         $ 6.98         $ 7.84         $ 7.83
                                                        ------            ------         ------         ------         ------
Income from investment operations# -
  Net investment income(S)                              $ 0.11            $ 0.31         $ 0.24         $ 0.25         $ 0.05
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions         0.77              1.07           1.22          (0.63)          0.01
                                                        ------            ------         ------         ------         ------
      Total from investment operations                  $ 0.88            $ 1.38         $ 1.46         $(0.38)        $ 0.06
                                                        ------            ------         ------         ------         ------
Less distributions declared to shareholders -
  From net investment income                            $(0.64)           $(0.25)        $(0.26)        $(0.27)        $(0.05)
  From net realized gain on investments and
    foreign currency transactions                        (0.30)            (0.21)        --              (0.21)        --
                                                        ------            ------         ------         ------         ------
      Total distributions declared to
        shareholders                                    $(0.94)           $(0.46)        $(0.26)        $(0.48)        $(0.05)
                                                        ------            ------         ------         ------         ------
Net asset value - end of period                         $ 9.04            $ 9.10         $ 8.18         $ 6.98         $ 7.84
                                                        ======            ======         ======         ======         ======
Total return                                            10.15%++          17.50%         21.43%        (4.92)%          0.69%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                             1.89%+            1.89%          1.74%          1.72%          1.50%+
  Net investment income                                  2.74%+            3.53%          3.33%          3.51%          1.80%+
Portfolio turnover                                         77%              137%           152%           115%           119%
Average commission rate###                             $0.0419           $0.0422        $  --          $  --          $  --
Net assets at end of period (000 omitted)              $64,074           $49,877        $33,239        $19,774        $ 5,412
 **For the period from the commencement of offering of Class B shares, September
  7, 1993, to October 31, 1993.

  +Annualized.
 ++Not annualized.
  #Per share data for the periods subsequent to October 31, 1993, is based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
(S)The investment adviser voluntarily waived a portion of its management fee. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

    Net investment income (loss)                        $ 0.11            $ 0.28          $ 0.21         $ 0.20         $(0.07)
    Ratios (to average net assets):
      Expenses##                                         2.15%+            2.23%           2.14%          2.48%          3.27%+
      Net investment income                              2.48%+            3.19%           2.93%          2.74%          1.53%+

See notes to financial statements

----------------------------------------------------------------------------------------------------------------------------------
                                                      Six Months Ended                  Year Ended October 31,
                                                       April 30, 1997        --------------------------------------------
                                                          (Unaudited)              1996             1995          1994***
----------------------------------------------------------------------------------------------------------------------------------
                                                             Class C
----------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                          $ 9.10            $ 8.18           $ 6.99           $ 7.48
                                                               ------            ------           ------           ------

Income from investment operations# -
  Net investment income(S)                                     $ 0.13            $ 0.31           $ 0.24           $ 0.25
  Net realized and unrealized gain (loss) on investments
    and foreign currency transactions                            0.77              1.07             1.21            (0.54)
                                                               ------            ------           ------           ------
      Total from investment operations                         $ 0.90            $ 1.38           $ 1.45           $(0.29)
                                                               ------            ------           ------           ------

Less distributions declared to shareholders -
  From net investment income                                   $(0.65)           $(0.25)          $(0.26)          $(0.20)
  From net realized gain on investments and foreign
    currency transactions                                       (0.30)            (0.21)          --               --
                                                               ------            ------           ------           ------
      Total distributions declared to shareholders             $(0.95)           $(0.46)          $(0.26)          $(0.20)
                                                               ------            ------           ------           ------
Net asset value - end of period                                $ 9.05            $ 9.10           $ 8.18           $ 6.99
                                                               ======            ======           ======           ======
Total return                                                   10.27%++          17.57%           21.19%          (3.87)%++
Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                    1.86%+            1.82%            1.81%            1.65%+
  Net investment income                                         2.78%+            3.60%            3.32%            3.56%+
Portfolio turnover                                                77%              137%             152%             115%
Average commission rate###                                    $0.0419           $0.0422           $  --            $  --
Net assets at end of period (000 omitted)                     $12,353           $ 8,231           $4,943           $2,399

***For the period from the commencement of offering of Class C shares,
   January 3, 1994, to October 31, 1994.
  +Annualized.
 ++Not annualized.
  #Per share data for the periods subsequent to October 31, 1993, is based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
(S)The investment adviser voluntarily waived a portion of its management fee. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

    Net investment income                                      $ 0.11            $ 0.28           $ 0.21           $ 0.20
    Ratios (to average net assets):
      Expenses##                                                2.12%+            2.16%            2.21%            2.41%+
      Net investment income                                     2.52%+            3.26%            2.83%            2.80%+

See notes to financial statements

--------------------------------------------------------------------------------
                                                              Period Ended
                                                            April 30, 1997****
                                                               (Unaudited)
--------------------------------------------------------------------------------
                                                                        Class I
--------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                                   $ 8.90
                                                                        ------
Income from investment operations# -
  Net investment income(S)                                              $ 0.14
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions                         0.15
                                                                        ------
      Total from investment operations                                  $ 0.29
                                                                        ------
Less distributions declared to shareholders -
  From net investment income                                            $(0.12)
  From net realized gain on investments and foreign
    currency transactions                                                  --
                                                                        ------
      Total distributions declared to shareholders                      $(0.12)
                                                                        ------
Net asset value - end of period                                         $ 9.07
                                                                        ======
Total return 3.25%++ Ratios (to average net assets)/Supplemental data(S):
  Expenses##                                                              0.87%+
  Net investment income                                                   3.51%+
Portfolio turnover                                                          77%
Average commission rate###                                              $0.0419
Net assets at end of period (000 omitted)                                  $657

****For the period from the commencement of offering of Class I shares,
    January 2, 1997, to April 30, 1997.
   +Annualized.
  ++Not annualized.
   #Per share data for the periods subsequent to October 31, 1993, is based on average shares outstanding.
  ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly. ###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
(S)The investment adviser voluntarily waived a portion of its management fee. If this fee had been incurred by the Fund, the net investment income per share and the ratios would have been:

  Net investment income                                                  $ 0.10
  Ratios (to average net assets):
    Expenses                                                             1.13%+
    Net investment income                                                3.25%+

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(1) Business and Organization
MFS Utilities Fund (the Fund) is a non-diversified series of MFS Series Trust VI (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political and economic environment.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues and forward contracts, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Non-U.S. dollar-denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated into U.S. dollars at the closing daily exchange rate. Futures contracts, options, and options on futures contracts listed on commodities exchanges are reported at market value using closing settlement prices. Over-the-counter options are valued by brokers through the use of a pricing model which takes into account closing bond valuations, implied volatility, and short-term repurchase rates. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Deferred Organization Expenses - Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five-year period beginning on the date of Fund operations.

Forward Foreign Currency Exchange Contracts - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the Fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The Fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the Fund may enter into contracts with the intent of changing the relative exposure of the Fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date the gains or losses are recorded as realized foreign currency transactions.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and original issue discount are amortized or accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividend income is recorded on the ex-dividend date for dividends received in cash. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV. Foreign taxes have been provided for on interest and dividend income earned on foreign investments in accordance with the applicable country's tax rates and to the extent unrecoverable are recorded as a reduction of investment income. Distributions to shareholders are recorded on the ex-dividend date.

The Fund distinguishes between distributions on a tax basis and a financial reporting basis and requires that only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains.

Multiple Classes of Shares of Beneficial Interest - The Fund offers Class A, Class B, Class C, and Class I shares. The four classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund pro rata based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an effective annual rate of 0.375% of average daily net assets and 6.25% of investment income. The investment adviser did not impose a portion of its fee, which is reflected as a preliminary reduction of expenses in the Statement of Operations.

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive remuneration for their services to the Fund from MFS. Certain of the officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $3,773 for the period ended April 30, 1997.

Administrator - Effective March 1, 1997, the Trust has an administrative services agreement with MFS to provide the Trust with certain financial, legal, compliance, shareholder communications, and other administrative services. As partial reimbursement for the cost of providing these services, each Fund pays MFS an administrative fee up to 0.015% per annum of each Fund's average daily net assets, provided that the administrative fee is not assessed on Fund assets that exceed $3 billion.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $28,576 for the period ended April 30, 1997, as its portion of the sales charge on sales of Class A shares of the Fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Fund's distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer which amounted to $13,471 for the period ended April 30, 1997. Payment of the 0.10% per annum Class A distribution fee will commence on such date as the Trustees of the Trust may determine. Fees incurred under the distribution plan during the period ended April 30, 1997, were 0.25% of average daily net assets attributable to Class A shares on an annualized basis.

The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $6,562 and $1,151 for Class B and Class C shares, respectively, for the period ended April 30, 1997. Fees incurred under the distribution plans during the period ended April 30, 1997, were 1.00% of average daily net assets attributable to Class B and Class C shares on an annualized basis.

Purchases over $1 million of Class A shares and certain purchases into retirement plans are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class C shares in the event of a shareholder redemption within 12 months of purchases made on or after April 1, 1996. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the period ended April 30, 1997, were $93, $56,319 and $2,482 for Class A, Class B, and Class C shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each Fund's average daily net assets at an effective annual rate of 0.13%. Prior to January 1, 1997, the fee was calculated as a percentage of each Fund's average daily net assets of each class of shares at an effective annual rate of up to 0.15%, up to 0.22%, and up to 0.15% attributable to Class A, Class B, and Class C shares, respectively.

(4) Portfolio Securities
Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:
                                                 Purchases            Sales
--------------------------------------------------------------------------------
U.S. government securities                     $ 13,037,599        $16,466,344
                                               ============        ===========
Investments (non-U.S. government securities)   $100,515,860        $85,631,866
                                               ============        ===========

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $132,972,608
                                                                  ============
Gross unrealized appreciation                                     $ 13,612,937
Gross unrealized depreciation                                       (3,339,936)
                                                                  ------------
  Net unrealized appreciation                                     $ 10,273,001
                                                                  ============

(5) Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares

                                         Six Months Ended April 30, 1997       Year Ended October 31, 1996
                                         -------------------------------        --------------------------
                                              Shares            Amount            Shares            Amount
----------------------------------------------------------------------------------------------------------
Shares sold                                1,531,944       $13,966,088        2,539,349       $22,019,033
Shares issued to shareholders in
 reinvestment of distributions               637,838         5,652,907          323,805         2,748,691
Shares transferred to Class I               (120,449)       (1,071,996)           --                --
Shares reacquired                         (1,112,341)      (10,025,593)      (2,646,692)      (22,729,788)
                                           ---------       -----------        ---------       -----------
  Net increase                               936,992       $ 8,521,406          216,462       $ 2,037,936
                                           =========       ===========        =========       ===========


Class B Shares
                                       Six Months Ended April 30, 1997         Year Ended October 31, 1996
                                       -------------------------------         ---------------------------
                                              Shares            Amount            Shares            Amount
----------------------------------------------------------------------------------------------------------
Shares sold                                2,186,673       $19,834,875        4,096,390       $35,220,452
Shares issued to shareholders in
 reinvestment of distributions               509,102         4,496,881          216,988         1,834,501
Shares reacquired                         (1,092,968)       (9,914,793)      (2,894,405)      (24,930,962)
                                           ---------       -----------        ---------       -----------
  Net increase                             1,602,807       $14,416,963        1,418,973       $12,123,991
                                           =========       ===========        =========       ===========


Class C Shares
                                       Six Months Ended April 30, 1997         Year Ended October 31, 1996
                                       -------------------------------         ---------------------------
                                              Shares            Amount            Shares            Amount
----------------------------------------------------------------------------------------------------------
Shares sold                                  477,884        $4,347,856          734,010        $6,317,768
Shares issued to shareholders in
 reinvestment of distributions                85,501           756,105           32,617           276,082
Shares reacquired                           (102,730)         (926,968)        (466,623)       (3,995,594)
                                             -------        ----------          -------        ----------
  Net increase                               460,655        $4,176,993          300,004        $2,598,256
                                             =======        ==========          =======        ==========

Class I Shares
                                          Period Ended April 30, 1997*
                                          ----------------------------
                                              Shares            Amount
-----------------------------------------------------------------------
Shares sold                                    3,016        $   26,876
Shares transferred from Class A              120,449         1,071,996
Shares issued to shareholders in
 reinvestment of distributions                 1,225            11,141
Shares reacquired                            (52,212)         (482,446)
                                              ------        ----------
  Net increase                                72,478        $  627,567
                                              ======        ==========

*For the period from the commencement of offering of Class I shares, January
 2, 1997, to April 30, 1997.

(6) Line of Credit
The Fund and other affiliated funds participate in a $400 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the period ended April 30, 1997, was $611.

                    --------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) UTILITIES FUND

TRUSTEES                                              ASSISTANT SECRETARY
A. Keith Brodkin* - Chairman and President            James R. Bordewick, Jr.*

Richard B. Bailey* - Private Investor;                CUSTODIAN
Former Chairman and Director (until 1991),            State Street Bank and Trust Company
Massachusetts Financial Services Company;
Director, Cambridge Bancorp; Director,                INVESTOR INFORMATION
Cambridge Trust Company                               For MFS stock and bond market outlooks, call
                                                      toll free: 1-800-637-4458 anytime from a
Marshall N. Cohan - Private Investor                  touch-tone telephone. For information on MFS
                                                      mutual funds, call your financial adviser
Lawrence H. Cohn, M.D. - Chief of Cardiac             or, for an information kit, call toll free:
Surgery, Brigham and Women's Hospital;                1-800-637-2929 any business day from 9 a.m.
Professor of Surgery, Harvard Medical School          to 5 p.m. Eastern time (or leave a message
                                                      anytime).
The Hon. Sir J. David Gibbons, KBE - Chief
Executive Officer, Edmund Gibbons Ltd.;               INVESTOR SERVICE
Chairman, Bank of N.T. Butterfield & Son Ltd.         MFS Service Center, Inc.
                                                      P.O. Box 2281
Abby M. O'Neill - Private Investor;                   Boston, MA 02107-9906
Director, Rockefeller Financial Services,
Inc. (investment advisers)                            For general information, call toll free:
                                                      1-800-225-2606 any business day from
Walter E. Robb, III - President and                   8 a.m. to 8 p.m. Eastern time.
Treasurer, Benchmark Advisors, Inc.
(corporate financial consultants);                    For service to speech-or hearing-impaired,
President, Benchmark Consulting Group, Inc.           call toll free: 1-800-637-6576 any business
(office services); Trustee, Landmark Funds            day from 9 a.m. to 5 p.m. Eastern time. (To
(mutual funds)                                        use this service, your phone must be
                                                      equipped with a Telecommunications Device
Arnold D. Scott* - Senior Executive Vice              for the Deaf.)
President, Director and Secretary,
Massachusetts Financial Services Company              For share prices, account balances, and
                                                      exchanges, call toll free: 1-800-MFS-TALK
Jeffrey L. Shames* - President and Director,          (1-800-637-8255) anytime from a touch-tone
Massachusetts Financial Services Company              telephone.

J. Dale Sherratt - President, Insight                 WORLD WIDE WEB
Resources, Inc. (acquisition planning                 www.mfs.com
specialists)
                                                      ----------------------------------------------
Ward Smith - Former Chairman (until 1994),            [DALBAR Logo] For the third year in a
NACCO Industries; Director, Sundstrand                              row, MFS earned a #1
Corporation                                           ranking in the DALBAR, Inc. Broker/
                                                      Dealer Survey, Main Office Operations
INVESTMENT ADVISER                                    Service Quality Category. The firm
Massachusetts Financial Services Company              achieved a 3.48 overall score on a
500 Boylston Street                                   scale of 1 to 4 in the 1996 survey.
Boston, MA 02116-3741                                 A total of 110 firms responded,
                                                      offering input on the quality of
DISTRIBUTOR                                           service they received from 29 mutual
MFS Fund Distributors, Inc.                           fund companies nationwide. The survey
500 Boylston Street                                   contained questions about service
Boston, MA 02116-3741                                 quality in 15 categories, including
                                                      "knowledge of phone service
PORTFOLIO MANAGER                                     contacts," "accuracy of transaction
Maura Shaughnessy*                                    processing," and "overall ease of
                                                      doing business with the firm."
TREASURER                                             ----------------------------------------------
W. Thomas London*

ASSISTANT TREASURER
James O. Yost*

SECRETARY
Stephen E. Cavan*

*Affiliated with the Investment Adviser

                                                  ------------
MFS(R) UTILITIES    [DALBAR Logo]                   Bulk Rate
FUND                                              U.S. Postage
500 Boylston Street                                 P A I D
Boston, MA 02116-3741                                 MFS
                                                  ------------

[MFS logo]
INVESTMENT MANAGEMENT
WE INVENTED THE MUTUAL FUND(SM)


(C)1997 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741

                                                  MUF-3 6/97 22M  35/235/335/835